CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS)
Oil, natural gas and NGL revenue	$ 164,925	$ 104,399	$ 66,609
Lease operating and workover expenses	(33,958)	(22,416)	(12,937)
Gathering, processing and transportation expense	(8,633)
Production taxes	(9,683)	(6,613)	(4,200)
General and administrative expense	(27,623)	(18,345)	(12,110)
Depreciation, depletion and amortization expense	(67,909)	(58,361)	(48,147)
Impairment expense	(43,945)	(5,583)	(10,203)
Exploration expense			(30)
Finance costs, net of amounts capitalized	(25,405)	(13,491)	(12,219)
Loss on debt extinguishment	(2,428)
Loss on sale of non-current assets	(5)	(1,461)
Gain (loss) on commodity derivative financial instruments	40,216	(2,894)	(12,761)
Gain (loss) on foreign currency derivative financial instruments	6,838		(390)
Loss on interest rate derivative financial instruments	(2,435)
Other income (expense), net	(604)	457	2,399
Loss before income tax	(10,649)	(24,308)	(43,989)
Income tax (expense) benefit	(17,490)	1,873	(1,705)
Loss attributable to owners of the Company	(28,139)	(22,435)	(45,694)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations (no income tax effect)	428	708	(532)
Other comprehensive income (loss)	428	708	(532)
Total comprehensive loss attributable to owners of the Company	$ (27,711)	$ (21,727)	$ (46,226)
Loss per share
Basic earnings	$ (5.4)	$ (17.9)	$ (52.5)
Diluted earnings	$ (5.4)	$ (17.9)	$ (52.5)